Subsequent Events	3 Months Ended
May 31, 2012
Subsequent Events:
Subsequent Events	NOTE 4 - SUBSEQUENT EVENTS Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.